Allowance for Credit Losses and Credit Quality - Schedule of Investment in Legacy Impaired Loans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Impaired
Acquired Impaired Loans	$ 306,426	$ 67,987	$ 14,036
Unpaid principal balance	292,645	66,641	11,700
Related allowance	(22,776)	(3,993)	(430)
Average recorded investment	261,850	70,714	12,246
Interest income recognized	8,680	2,868	239
Commercial Loans
Financing Receivable, Impaired
Acquired Impaired Loans	284,409	63,132	13,271
Unpaid principal balance	271,876	61,963	11,001
Related allowance	(21,274)	(3,640)	(427)
Average recorded investment	244,821	67,562	11,532
Interest income recognized	7,934	2,760	218
Residential Mortgage
Financing Receivable, Impaired
Acquired Impaired Loans	4,627	70	0
Unpaid principal balance	4,312	70	0
Related allowance	(144)	(1)	0
Average recorded investment	4,377	70	0
Interest income recognized	161	5	0
Consumer and Other Loans
Financing Receivable, Impaired
Acquired Impaired Loans	17,390	4,785	765
Unpaid principal balance	16,457	4,608	699
Related allowance	(1,358)	(352)	(3)
Average recorded investment	12,652	3,082	714
Interest income recognized	585	103	21
With No Related Allowance Recorded | Commercial Loans | Real Estate
Financing Receivable, Impaired
Acquired Impaired Loans	17,299	17,002	7,615
Unpaid principal balance	16,507	16,145	6,680
Average recorded investment	21,133	15,864	6,703
Interest income recognized	948	315	132
With No Related Allowance Recorded | Commercial Loans | Commercial and industrial
Financing Receivable, Impaired
Acquired Impaired Loans	14,202	14,571	3,710
Unpaid principal balance	13,189	14,340	2,483
Average recorded investment	15,492	18,839	2,602
Interest income recognized	805	1,148	39
With No Related Allowance Recorded | Commercial Loans | Energy-related
Financing Receivable, Impaired
Acquired Impaired Loans	152,424	0
Unpaid principal balance	143,239	0
Average recorded investment	114,623	0
Interest income recognized	2,903	0
With No Related Allowance Recorded | Consumer and Other Loans | Consumer - Home equity
Financing Receivable, Impaired
Acquired Impaired Loans	0	730	748
Unpaid principal balance	0	730	682
Average recorded investment	0	533	696
Interest income recognized	0	22	19
With No Related Allowance Recorded | Consumer and Other Loans | Consumer - Other
Financing Receivable, Impaired
Acquired Impaired Loans	0	66
Unpaid principal balance	0	66
Average recorded investment	0	66
Interest income recognized	0	5
With An Allowance Recorded | Commercial Loans | Real Estate
Financing Receivable, Impaired
Acquired Impaired Loans	17,688	12,765	356
Unpaid principal balance	17,524	12,712	356
Related allowance	(641)	(1,246)	(20)
Average recorded investment	16,771	12,985	378
Interest income recognized	494	530	23
With An Allowance Recorded | Commercial Loans | Commercial and industrial
Financing Receivable, Impaired
Acquired Impaired Loans	28,829	5,748	1,590
Unpaid principal balance	28,329	5,746	1,482
Related allowance	(10,864)	(272)	(407)
Average recorded investment	29,333	5,975	1,849
Interest income recognized	1,107	313	24
With An Allowance Recorded | Commercial Loans | Energy-related
Financing Receivable, Impaired
Acquired Impaired Loans	53,967	13,046
Unpaid principal balance	53,088	13,020
Related allowance	(9,769)	(2,122)
Average recorded investment	47,469	13,899
Interest income recognized	1,677	454
With An Allowance Recorded | Residential Mortgage | Residential mortgage
Financing Receivable, Impaired
Acquired Impaired Loans	4,627	70
Unpaid principal balance	4,312	70
Related allowance	(144)	(1)
Average recorded investment	4,377	70
Interest income recognized	161	5
With An Allowance Recorded | Consumer and Other Loans | Consumer - Home equity
Financing Receivable, Impaired
Acquired Impaired Loans	13,906	3,859
Unpaid principal balance	13,257	3,683
Related allowance	(993)	(337)
Average recorded investment	10,227	2,453
Interest income recognized	434	73
With An Allowance Recorded | Consumer and Other Loans | Consumer - Indirect Automobile
Financing Receivable, Impaired
Acquired Impaired Loans	1,037
Unpaid principal balance	758
Related allowance	(114)
Average recorded investment	956
Interest income recognized	49
With An Allowance Recorded | Consumer and Other Loans | Consumer - Other
Financing Receivable, Impaired
Acquired Impaired Loans	2,447	130	17
Unpaid principal balance	2,442	129	17
Related allowance	(251)	(15)	(3)
Average recorded investment	1,469	30	18
Interest income recognized	$ 102	$ 3	$ 2